Transactions with related companies and joint venture	12 Months Ended
Dec. 31, 2023
Transactions with related companies and joint venture
Transactions with related companies and joint venture

32.   Transactions with related companies and joint venture

(a)	The Group has carried out the following transactions with its related companies and joint venture in the years 2023, 2022 and 2021:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Energy	3,669	3,415	3,255
Royalties	—	1,381	15,928
Supplies, note 28(a)	1,104	179	169
Mineral	—	—	—

Purchase of:
Supplies	81	57	53

Services rendered to:
Administrative and Management services	—	816	802
Operation and maintenance services related to energy transmission	—	310	262
Services of energy transmission	—	183	153
Constructions services	—	—	8

Contributions granted and paid from:
Tinka Resources Ltd.	—	1,676	—

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	146,884	78,338	137,091
Compañía Minera Coimolache S.A.	402	802	11,320
	147,286	79,140	148,411
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	23	94	89

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Succursal del Perú	—	2,647	6,160

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2023	2022
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	—	312
Compañía Minera Coimolache S.A.	421	55
	421	367
Other receivables, note 7(a)
Transportadora Callao S.A.	2,486	1,612
Compañía Minera Coimolache S.A.	—	1,025
Ferrocarril Central Andino S.A.	—	150
Banco Pichincha	—	55
	2,486	2,842
	2,907	3,209
Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	454	163

Other payables, note 14(a)
Other minor
	14	20
	468	183

As of December 31, 2023 and 2022, there is no allowance for expected credit losses related to related parties accounts.

(c)	S.M.R.L. Chaupiloma Dos de Cajamarca -

Until February 7, 2022, Minera Yanacocha S.R.L. (hereinafter “Yanacocha”) paid the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs in accordance with mining lease, amended and effective on January 1, 1994. As of that date, the subsidiary transferred all its mining concessions to Yanacocha, see note 1(d), receiving as consideration an amount similar to a percentage of Yanacocha’s sold production, as well as the production of future concessions.

(d)	Key officers -

As of December 31, 2023 there were no loans to employees, directors and key personnel. As December 31, 2022, amounted to US$1,000, respectively, which are payable monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2023 and 2022 are presented below:

	2023	2022
	US$(000)	US$(000)

Accounts payable:
Bonus to officers	7,750	14,861
Directors’ remuneration	2,027	3,455
Salaries	847	933

Total	10,624	19,249

Payments:
Salaries	10,487	10,230
Directors’ remuneration	3,376	2,956
Total	13,863	13,186

Expenses:
Salaries	11,335	11,163
Directors’ remuneration	2,027	3,455
Total	13,362	14,618

(e)

The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual fixed rate of 5.82% and it is estimated that it will be collected from the year 2023.